SIF contribution liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SIF contribution liability
Schedule of activity of convertible notes

Convertible Notes Continuity	Total
Balance, January 1, 2025	$21,412
Accrued interest	909
Gain on the change in fair value of Convertible Notes	508
Change in fair value attributable to changes in credit risk	(57)
Foreign currency translation adjustment	1,137
Balance, June 30, 2025	$23,909

Schedule of Warrant activity

	Number	Exercise Price
Warrants outstanding December 31, 2024	15,191,077	$—
Issuance of SIF Warrants	5,918,058	—
Warrants outstanding December 31, 2025	21,109,135	$—
Issuance of SIF Warrants	1,048,211	—
Preferred Share Warrants	30,918,673	—
Warrants outstanding, June 30, 2026	53,076,019	$—

	Class B Common
	Number	Exercise Price
Warrants outstanding December 31, 2023	11,090,146	$—
Issuance of SIF Warrants	4,100,931	—
Warrants outstanding December 31, 2024	15,191,077	$—
Issuance of SIF Warrants	5,918,058	—
Warrants outstanding, December 31, 2025	21,109,135	$—

SIF contribution liability
SIF contribution liability
Schedule of activity of convertible notes

	Warrant obligation	Funding liability	Total
Balance, January 1, 2025	$1,553	$14,128	$15,681
SIF Warrant obligation	4,570	—	4,570
Issuance of SIF Warrants	(5,494)	5,494	—
Change in fair value	548	6,773	7,321
Foreign currency translation	180	617	797
Balance, December 31, 2025	1,357	27,012	28,369
SIF Warrant obligation	3,624	—	3,624
Issuance of SIF Warrants	(5,008)	5,008	—
Change in fair value	184	57,858	58,042
Foreign currency translation	(157)	(2,461)	(2,618)
Balance, June 30, 2026	$—	$87,417	$87,417

	Warrant	Funding
	obligation	liability	Total
Balance, January 1, 2024	$3,802	$10,314	$14,116
SIF Warrant obligation	1,548	—	1,548
Issuance of SIF Warrants	(3,789)	3,789	—
Change in fair value	182	1,040	1,222
Foreign currency translation	(190)	(1,015)	(1,205)
Balance, December 31, 2024	1,553	14,128	15,681
SIF Warrant obligation	4,570	—	4,570
Issuance of SIF Warrants	(5,494)	5,494	—
Change in fair value	548	6,773	7,321
Foreign currency translation	180	617	797
Balance, December 31, 2025	$1,357	$27,012	$28,369

Schedule of assumptions used for calculation of convertible note

	June 30, 2026	December 31, 2025
Amount funded (CAD)	$74,275	$69,275
Market debt recovery rate	14 – 28%	14 – 28%
Risk-adjusted discount rate	13 – 20%	13 – 20%

	December 31,	December 31,
	2025	2024
Amount funded	$50,544	$41,113
Term (years)	0.25	0.3
Market debt recovery rate	14 – 28%	14 – 28%
Risk-adjusted discount rate	13 – 20%	15 – 23%